JPMorgan Diversified Fund Investment Objectives and Goals - L Shares [Member] - JPMorgan Diversified Fund	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: L/JPDVXCurrently, Class L Shares of the Fund are publicly offered only on a limited basis (see “Investing with J.P. Morgan Funds — CLASSES SUBJECT TO A LIMITED OFFERING” in the prospectus for more information.)
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks to provide a high total return from a diversified portfolio of equity and fixed income investments.